Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Definite-Lived Intangible Assets
Note 4. Intangible assets, net
Finite-lived intangible assets:

	December 31, 2025	December 31, 2024

Original amounts:
Core technology	$77,880	$18,200
Trade name	—	3,900
Facility clearance	1,396	1,396
Customer relationship	10,890	543
Backlog	5,084	49
	95,250	24,088
Accumulated amortization:
Core technology	13,076	8,754
Trade name	—	3,900
Facility clearance	136	43
Customer relationship	241	70
Backlog	328	15
	13,781	12,782
Intangible assets, net
	$81,469	$11,306
a. Amortization expense amounted to $4,899, $3,349 and $3,347 for the years ended December 31, 2025, 2024 and 2023, respectively.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The expected future amortization expenses by year related to the intangible assets as of December 31, 2025 are as follows:

2026	$15,695
2027	12,555
2028	10,254
2029	9,214
2030	8,910
Thereafter	24,841
$81,469